Future Annual Minimum Payments Due (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Minimum Lease Payments, 2015	$ 232
Minimum Lease Payments, 2016	198
Minimum Lease Payments, 2017	163
Minimum Lease Payments, 2018	110
Minimum Lease Payments, 2019	78
Minimum Lease Payments, Thereafter	364
Minimum Lease Payments, Total	1,145
Sublease Rental Receipts, 2015	(17)
Sublease Rental Receipts, 2016	(16)
Sublease Rental Receipts, 2017	(15)
Sublease Rental Receipts, 2018	(13)
Sublease Rental Receipts, 2019	(9)
Sublease Rental Receipts, Thereafter	(9)
Sublease Rental Receipts, Total	(79)
Net Lease Commitments, 2015	215
Net Lease Commitments, 2016	182
Net Lease Commitments, 2017	148
Net Lease Commitments, 2018	97
Net Lease Commitments, 2019	69
Net Lease Commitments, Thereafter	355
Net Lease Commitments, Total	$ 1,066